Schedule of Investments(a)
July 31, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–95.88%
Aerospace & Defense–1.21%
Textron, Inc.(b)	2,125,300	$181,203,078
Air Freight & Logistics–1.38%
FedEx Corp.	673,442	207,016,071
Application Software–0.59%
Fair Isaac Corp.(b)(c)	78,644	88,314,853
Asset Management & Custody Banks–1.78%
State Street Corp.	1,444,964	266,104,570
Biotechnology–1.16%
Regeneron Pharmaceuticals, Inc.	227,473	173,477,734
Brewers–0.95%
Anheuser-Busch InBev S.A./N.V. (Belgium)	1,628,023	141,400,255
Broadline Retail–0.78%
eBay, Inc.	1,029,168	117,335,444
Building Products–1.54%
Johnson Controls International PLC	1,573,674	230,795,029
Cable & Satellite–0.49%
Charter Communications, Inc., Class A(b)(c)	500,229	72,523,200
Cargo Ground Transportation–0.32%
FedEx Freight Holding Co., Inc.(c)	336,721	47,319,402
Communications Equipment–3.47%
Cisco Systems, Inc.	3,621,501	420,057,901
F5, Inc.(c)	244,389	98,383,680
		518,441,581
Construction Machinery & Heavy Transportation Equipment– 2.65%
Caterpillar, Inc.	254,401	207,288,479
Westinghouse Air Brake Technologies Corp.	651,444	189,479,002
		396,767,481
Consumer Finance–0.82%
Capital One Financial Corp.	589,888	123,292,491
Diversified Banks–8.46%
Bank of America Corp.	8,012,792	496,392,464
Citigroup, Inc.	1,442,898	191,111,840
Fifth Third Bancorp	3,253,071	183,798,512
Wells Fargo & Co.	4,558,115	394,049,042
		1,265,351,858
Electric Utilities–0.81%
Evergy, Inc.(b)	1,461,052	121,281,926
Electrical Components & Equipment–3.48%
Eaton Corp. PLC	613,578	254,757,586
Emerson Electric Co.(b)	1,771,720	265,439,090
		520,196,676
Shares		Value
Footwear–1.12%
NIKE, Inc., Class B	4,032,796	$168,207,921
Health Care Equipment–2.39%
Becton, Dickinson and Co.(b)	636,325	105,388,147
Boston Scientific Corp.(c)	1,116,736	52,185,073
GE HealthCare Technologies, Inc.	1,220,468	83,016,233
Medtronic PLC	1,371,833	117,140,820
		357,730,273
Health Care Services–2.09%
CVS Health Corp.	3,000,054	313,295,639
Hotels, Resorts & Cruise Lines–0.71%
Booking Holdings, Inc.	549,691	106,035,394
Household Products–2.71%
Clorox Co. (The)(b)	1,806,888	172,612,011
Reckitt Benckiser Group PLC (United Kingdom)	3,295,792	232,608,299
		405,220,310
Integrated Oil & Gas–5.38%
BP PLC	7,040,223	52,894,370
Chevron Corp.	1,659,767	326,691,939
ExxonMobil Holdings Corp.(b)	561,678	87,307,228
Occidental Petroleum Corp.	1,992,561	113,715,456
Suncor Energy, Inc. (Canada)	3,338,675	224,626,054
		805,235,047
Interactive Media & Services–4.74%
Alphabet, Inc., Class A	1,515,556	539,734,958
Meta Platforms, Inc., Class A	304,857	169,716,941
		709,451,899
Investment Banking & Brokerage–0.15%
Goldman Sachs Group, Inc. (The)	22,062	22,467,500
IT Consulting & Other Services–1.19%
Cognizant Technology Solutions Corp., Class A(b)	3,221,873	178,330,670
Life & Health Insurance–1.09%
MetLife, Inc.	1,688,095	162,276,572
Life Sciences Tools & Services–1.56%
ICON PLC(b)(c)	776,063	126,936,745
IQVIA Holdings, Inc.(c)	454,871	106,903,782
		233,840,527
Managed Health Care–3.97%
Elevance Health, Inc.	678,342	254,948,057
Humana, Inc.	236,346	85,996,856
UnitedHealth Group, Inc.	609,548	252,596,691
		593,541,604
Movies & Entertainment–1.23%
Universal Music Group N.V. (Netherlands)	2,339,323	38,597,780
See accompanying notes which are an integral part of this schedule.
Invesco Comstock Fund

Shares		Value
Movies & Entertainment–(continued)
Walt Disney Co. (The)	1,506,274	$144,888,496
		183,486,276
Multi-Utilities–2.96%
Dominion Energy, Inc.	2,888,104	199,770,154
Sempra	2,744,502	243,025,652
		442,795,806
Oil & Gas Equipment & Services–0.71%
Tenaris S.A.	3,689,493	105,850,124
Oil & Gas Exploration & Production–3.28%
ConocoPhillips	1,831,758	220,690,204
Devon Energy Corp.	4,304,417	194,258,339
EQT Corp.	1,425,834	75,982,694
		490,931,237
Paper & Plastic Packaging Products & Materials–1.47%
International Paper Co.	5,368,607	219,200,224
Pharmaceuticals–6.25%
AstraZeneca PLC (United Kingdom)	870,722	148,118,784
Johnson & Johnson	255,041	65,379,760
Merck & Co., Inc.	2,460,774	320,392,775
Novo Nordisk A/S, Class B (Denmark)	2,510,349	118,743,461
Sanofi S.A., ADR(b)	4,026,820	173,475,405
Zoetis, Inc.	1,400,806	108,268,296
		934,378,481
Property & Casualty Insurance–2.24%
Allstate Corp. (The)	492,511	130,062,305
American International Group, Inc.	2,606,875	204,848,237
		334,910,542
Regional Banks–3.48%
Citizens Financial Group, Inc.	2,504,962	179,480,527
Huntington Bancshares, Inc.	14,413,978	245,614,185
M&T Bank Corp.	386,002	95,068,433
		520,163,145
Research & Consulting Services–1.33%
TransUnion(b)	2,522,635	198,329,564
Restaurants–3.00%
Domino’s Pizza, Inc.(b)	540,315	187,727,043
Restaurant Brands International, Inc. (Canada)	2,071,220	153,186,211
Starbucks Corp.	1,030,835	108,495,384
		449,408,638
Semiconductors–4.17%
Intel Corp.(c)	1,895,932	171,013,066
Micron Technology, Inc.	189,112	155,644,849
NXP Semiconductors N.V. (Netherlands)	931,799	213,531,059
QUALCOMM, Inc.	564,101	83,266,949
		623,455,923
Shares		Value
Single-Family Residential REITs–0.62%
Invitation Homes, Inc.	3,095,339	$91,993,475
Soft Drinks & Non-alcoholic Beverages–0.65%
Coca-Cola Co. (The)	1,106,431	96,912,291
Specialty Chemicals–1.22%
International Flavors & Fragrances, Inc.(b)	2,304,949	182,598,060
Systems Software–2.78%
Microsoft Corp.	893,481	415,218,490
Technology Hardware, Storage & Peripherals–0.99%
Samsung Electronics Co. Ltd., GDR (South Korea)(d)	34,734	148,701,447
Telecom Tower REITs–0.63%
SBA Communications Corp., Class A	521,989	94,469,569
Tobacco–1.88%
Philip Morris International, Inc. (Switzerland)	1,477,378	281,913,270
Total Common Stocks & Other Equity Interests (Cost $8,864,337,467)		14,341,171,567

Exchange-Traded Funds–0.87%
Invesco Comstock Contrarian Equity ETF (Cost $100,761,338)(e)	3,907,580	129,702,349
Money Market Funds–3.51%
Invesco Government & Agency Portfolio, Institutional Class, 3.64%(e)(f)	183,923,931	183,923,931
Invesco Treasury Portfolio, Institutional Class, 3.63%(e)(f)	341,208,862	341,208,862
Total Money Market Funds (Cost $525,132,793)		525,132,793
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.26% (Cost $9,490,231,598)		14,996,006,709
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.46%
Invesco Private Government Fund, 3.69%(e)(f)(g)	102,247,660	102,247,660
Invesco Private Prime Fund, 3.82%(e)(f)(g)	266,055,845	266,082,451
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $368,330,760)		368,330,111
TOTAL INVESTMENTS IN SECURITIES–102.72% (Cost $9,858,562,358)		15,364,336,820
OTHER ASSETS LESS LIABILITIES—(2.72)%		(407,336,093)
NET ASSETS–100.00%		$14,957,000,727
Investment Abbreviations:
ADR	– American Depositary Receipt
ETF	– Exchange-Traded Fund
GDR	– Global Depositary Receipt
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco Comstock Fund

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at July 31, 2026.
(c)	Non-income producing security.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at July 31, 2026 represented less than 1% of the Fund’s Net Assets.

(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2026.

	Value April 30, 2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Invesco Comstock Contrarian Equity ETF	$123,315,800	$-	$-	$6,386,549	$-	$129,702,349	$527,523
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	241,795,909	183,214,411	(241,086,389)	-	-	183,923,931	1,320,891
Invesco Treasury Portfolio, Institutional Class	448,685,394	340,255,334	(447,731,866)	-	-	341,208,862	2,441,503
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	52,277,629	467,759,246	(417,789,215)	-	-	102,247,660	655,909*
Invesco Private Prime Fund	135,185,699	990,120,169	(859,210,150)	3,654	(16,921)	266,082,451	1,816,635*
Total	$1,001,260,431	$1,981,349,160	$(1,965,817,620)	$6,390,203	$(16,921)	$1,023,165,253	$6,762,461

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
08/31/2026	Royal Bank of Canada	USD	11,735,705	CAD	16,514,719	$58,490
Currency Risk
08/31/2026	Canadian Imperial Bank of Commerce	EUR	201,753,544	USD	229,798,497	(3,102,603)
08/31/2026	Deutsche Bank AG	CAD	276,179,437	USD	196,497,881	(739,147)
08/28/2026	Goldman Sachs International	GBP	154,390,351	USD	205,603,483	(2,471,495)
08/28/2026	Royal Bank of Canada	GBP	10,908,153	USD	14,633,030	(68,107)
08/31/2026	State Street Bank & Trust Co.	EUR	6,082,148	USD	6,931,710	(89,425)
Subtotal—Depreciation						(6,470,777)
Total Forward Foreign Currency Contracts						$(6,412,287)

Abbreviations:
CAD	—Canadian Dollar
EUR	—Euro
GBP	—British Pound Sterling
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Comstock Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$13,354,257,047	$986,914,520	$—	$14,341,171,567
Exchange-Traded Funds	129,702,349	—	—	129,702,349
Money Market Funds	525,132,793	368,330,111	—	893,462,904
Total Investments in Securities	14,009,092,189	1,355,244,631	—	15,364,336,820
Other Investments - Assets*
Forward Foreign Currency Contracts	—	58,490	—	58,490
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(6,470,777)	—	(6,470,777)
Total Other Investments	—	(6,412,287)	—	(6,412,287)
Total Investments	$14,009,092,189	$1,348,832,344	$—	$15,357,924,533

*	Unrealized appreciation (depreciation).
Invesco Comstock Fund